Stock-Based Compensation - Schedule of Option Award Activity for Service-Based Stock Options Granted (Details) $ / shares in Units, $ in Thousands		9 Months Ended
	Jan. 01, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares
Service-based Stock Options [Member]
Schedule of Option Award Activity for Service-Based Stock Options Granted [Line Items]
Number of options outstanding, Outstanding ending balance (in Shares) | shares	435,857	435,857
Weighted-Average Exercise Price, Outstanding ending balance	$ 17.6	$ 17.6
Weighted-Average Remaining Contractual Life (Years), Outstanding ending balance	4 years 9 months 18 days	4 years
Aggregate Intrinsic Value, Outstanding ending balance (in Dollars) | $	$ 754
Number of options outstanding, Vested and exercisable (in Shares) | shares		427,540
Weighted-Average Exercise Price, Vested and exercisable		$ 17.41
Weighted-Average Remaining Contractual Life (Years), Vested and exercisable		4 years
Aggregate Intrinsic Value, Vested and exercisable (in Dollars) | $
Number of options outstanding, Granted (in Shares) | shares
Weighted-Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Number of options outstanding, Exercised (in Shares) | shares
Weighted-Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars) | $
Number of options outstanding, Expired (in Shares) | shares
Weighted-Average Exercise Price, Expired
Aggregate Intrinsic Value, Expired (in Dollars) | $
Number of options outstanding, Forfeited (in Shares) | shares
Weighted-Average Exercise Price, Forfeited
Aggregate Intrinsic Value, Forfeited (in Dollars) | $
Performance Milestone-based Stock Options [Member]
Schedule of Option Award Activity for Service-Based Stock Options Granted [Line Items]
Number of options outstanding, Outstanding ending balance (in Shares) | shares	102,141	102,141
Weighted-Average Exercise Price, Outstanding ending balance	$ 20.85	$ 20.85
Weighted-Average Remaining Contractual Life (Years), Outstanding ending balance	6 years 7 months 6 days	5 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding ending balance (in Dollars) | $
Number of options outstanding, Vested and exercisable (in Shares) | shares		34,047
Weighted-Average Exercise Price, Vested and exercisable		$ 20.85
Weighted-Average Remaining Contractual Life (Years), Vested and exercisable		5 years 9 months 18 days
Aggregate Intrinsic Value, Vested and exercisable (in Dollars) | $
Number of options outstanding, Granted (in Shares) | shares
Weighted-Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Number of options outstanding, Exercised (in Shares) | shares
Weighted-Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars) | $
Number of options outstanding, Expired (in Shares) | shares
Weighted-Average Exercise Price, Expired
Aggregate Intrinsic Value, Expired (in Dollars) | $
Number of options outstanding, Forfeited (in Shares) | shares
Weighted-Average Exercise Price, Forfeited
Aggregate Intrinsic Value, Forfeited (in Dollars) | $